Business Combination - Summary of Consideration Paid and Amounts of Assets Acquired and Liabilities Assumed Recognized and Depreciation or Amortization Period for Acquired Assets (Details) - CNY (¥)	Jun. 03, 2019	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill		¥ 1,803,415,000	¥ 1,803,415,000	¥ 1,803,415,000
Paipai Marketplace
Consideration
26,379,291 shares of convertible redeemable preferred shares	¥ 3,243,036
Fair value of total consideration transferred	3,243,036
Recognized amounts of identifiable assets acquired and liabilities assumed
Property and equipment, net	791
Deferred tax liabilities	(415,284)
Goodwill	1,799,529
Fair value of total consideration transferred	¥ 3,243,036
Property and equipment, net, amortization period	3 years
Paipai Marketplace | Business Cooperation Agreement
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets	¥ 1,456,000
Paipai Marketplace | Business Cooperation Agreement | Minimum
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets, amortization period	5 years
Paipai Marketplace | Business Cooperation Agreement | Maximum
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets, amortization period	6 years
Paipai Marketplace | Brand Names
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets	¥ 321,000
Intangible assets, amortization period	10 years
Paipai Marketplace | NCC
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets	¥ 52,000
Intangible assets, amortization period	5 years
Paipai Marketplace | Technology/platform
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets	¥ 29,000
Intangible assets, amortization period	5 years